Reverse Stock Split	12 Months Ended
Dec. 31, 2022
Reverse Stock Split
Reverse Stock Split

13. Reverse Stock Split

In October 2023, the Company filed an amended and restated certificate of incorporation with the State of Delaware to immediately effect a 1-for-4 reverse stock split. All share and per share amounts have been adjusted on a retroactive basis to reflect the effect of the reverse stock split.